Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Research and development	$ 1,968,263	$ 2,137,336
General and administrative	1,040,204	261,933
Wages and payroll remittances	18,357	15,996
Employee bonus payable	858,628	513,301
Taxes payable	36,423
Total	$ 3,921,875	$ 2,928,566